OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2006 through September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      HIGH
                                     INCOME
                                     TRUST

                                   Semiannual
                                     Report

                                    9/30/06




                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                 2

Portfolio Management Discussion                                       4

Portfolio Summary                                                     9

Prices and Distributions                                             10

Performance Update                                                   11

Schedule of Investments                                              12

Financial Statements                                                 27

Notes to Financial Statements                                        32

Results of Shareowner Meeting                                        42

Trustees, Officers and Service Providers                             43

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, their broad-based improvement across countries since 2005 is a clear sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability; and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

Letter

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Trust shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06
--------------------------------------------------------------------------------

The domestic high-yield bond market recovered during the second half of the six-month period ending September 30, 2006, erasing the effects of a slump that had pulled down high-yield bond prices early in the period. Lower-quality, higher-yielding bonds had declined early in the six-month period over concerns about inflation, high energy prices and rising interest rates. The following is an interview with Kenneth J. Taubes and Andrew Feltus, who discuss the performance of Pioneer High Income Trust during the six months. Mr. Taubes is director of Pioneer's Fixed Income Group, and Mr. Feltus is a member of the team responsible for the daily management of the Trust.

Q:  How did the Trust perform?

A: Pioneer High Income Trust performed well based on returns at net asset value and even better based on an increase in the market price. For the six months ended September 30, 2006, the Trust had a total return of 5.11% at net asset value, outperforming the benchmark Merrill Lynch High Yield
    Master II Index, which returned 4.24%. At market price, the total return was 11.18% as the Trust's market price rose from a premium of 4.2% over net asset value to a premium of 10.2%. The Trust's current SEC 30-day yield, based on its market price on September 30, 2006, was 10.67%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How would you describe the investment environment for high-yield bonds during the six months?

A: The first half of the six-month period was dominated by the combination of worries about the Federal Reserve Board's ("Fed") interest-rate hikes, rising inflationary pressures and higher energy prices. While lower-rated bonds, including domestic high-yield corporates and emerging market debt, produced modest, positive results very early in this period, they fell hard in May and June as concerns grew about risks that inflationary threats were

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    increasing. Emerging-market debt performed particularly poorly, although domestic high-yield corporate bonds also declined during this period when investors grew increasingly risk-averse. Equity prices also tended to fall during these two months. This trend reversed itself in July, however, as investors saw early evidence that economic growth was moderating and that inflationary pressures were receding. Investors began anticipating that the Fed might be ready to pause in its cycle of interest-rate hikes. Spurred on by the news in early August that the Fed indeed was leaving short-term interest rates level, emerging market and high-yield debt - as well as higher-quality issues - began to rally and they continued to perform well through the end of the period on September 30, 2006. The rally was enough to generate positive performance for high-yield bonds over the six months, with the market generally producing total returns in line with bond coupon (stated rate of interest) rates.

Q:  How did you position the Trust's portfolio in this environment?

A: We started the six-month period in a relatively defensive posture, with a healthy cash position and a short duration. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) We maintained this cautious posture because longer-maturity bonds tend to decline in value more than shorter-maturities when interest rates are rising, and Treasuries and other high-grade bonds were falling in price. Although we believed the economy was basically sound, we reduced our investments in the bonds of more cyclical corporations - companies whose earnings are closely tied to the ebb and flow of the economic cycle. In particular, we cut back our holdings in industries where we saw higher risk - notably homebuilders, where there was clear evidence of a major slowdown. We also pared back our holdings in industries such as chemicals and media, as well as in utilities, where values looked less appealing. We did, however, find opportunities in recovering areas, such as airlines.

    At the end of the six months, the Trust's average credit quality was B, with 66.5% of assets invested in U.S. high-yield bonds, and 22.9% invested in emerging market debt and international high-yield. On September 30, 2006, approximately 24% of Trust assets were leveraged. The Trust has the ability to use leverage, borrowing

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

    up to 33% of assets at short-term rates to invest in high-yield bonds. This flexibility helped contribute to performance.

Q:  What types of investments had the greatest impact on performance?

A: Our positions in airline and airline-related bonds gave some significant support to performance. As the airlines recovered from their downturn, our investments in bonds such as those of AMR, parent of American Airlines, and of Continental Airlines, did very well. We also have investments in municipal bonds backed by airport properties, and they also did well. These holdings included investments in securities backed by revenues from British Air, Northwest Airlines and U.S. Air. Late in the period, we took profits and reduced our positions in these securities when we believed they had reached full value.

    Other holdings that helped support results included bonds of companies that re-structured themselves and were able to buy back their outstanding debt, including: Hanger Orthopedic Group, Inc., a producer of prosthetics and other orthopedic devices; and J. Ray McDermott, an oil services company specializing in marine operations. Other positions that helped performance included securities of several companies that bought back debt after issuing new equity, including Dollar Financial Group, a company specializing in providing services to low- and middle-income customers; Warner Chilcott Corp., a pharmaceutical corporation; and Altra Industrial Motion, a manufacturer of logistics support systems. Individual investments that supported performance included bonds of Duane Reade, Inc., a company operating pharmaceutical and convenience stores in the New York metropolitan area. The Duane Reade bonds, which earlier had been a detractor from Trust performance, recovered in value as the company was able to report progress in its turnaround program.

    We did have some disappointing investments, including bonds of several companies vulnerable to the housing industry slump. They included securities of home builders William Lyon Homes, Inc. and WCI Communities, Inc. as well as bonds of Builders FirstSource, Inc. and of U.S. Concrete, Inc., both of which supply materials to the building construction industry.

Pioneer High Income Trust
--------------------------------------------------------------------------------

Q:  What is your investment outlook?

A: We believe the economy is fundamentally healthy. While recent weakness in the housing industry may lead to a slowing of economic growth, the economy should receive some stimulus as a weaker dollar increases the competitiveness of companies exporting to other countries. We think corporations are likely to continue to invest to expand and improve their efficiency, while the consumer-sensitive industries should benefit from low unemployment levels. As long as the economic expansion is maintained, high-yield issuers should be able to grow and pay their debt obligations, and default rates should remain low. Although the difference between the yields of high-yield and high-grade bonds are relatively narrow, we think these narrow ranges can be justified by the strong fundamentals of high-yield issuers. We believe high-yield investors have a reasonable opportunity to realize returns consistent with coupon levels, with some opportunity for price appreciation.

    Investors in the Trust should remain mindful that if short-term interest rates were to rise further and add to the Trust's borrowing costs, the ability to sustain present dividend levels could be affected.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Trust may invest up to 50% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                            (continued)
--------------------------------------------------------------------------------

investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 331/3% of the Trust's total assets after such issuance. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

Risks of investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds & Notes                         84.3%
Temporary Cash Investments                       7.1%
Municipal Bonds                                  6.0%
Sovereign Debt Obligations                       1.5%
Convertible Bonds                                0.9%
Collateralized Mortgage Obligations              0.1%
Common Stock                                     0.1%

Portfolio Maturity

--------------------------------------------------------------------------------
(As a percentage of long-term holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Year                                        14.0%
1-3 Years                                       21.6%
3-4 Years                                       13.9%
4-6 Years                                       39.9%
6-8 Years                                        7.9%
8+ Years                                         2.7%

The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 9/30/06
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share    9/30/06   3/31/06
                    $17.77    $16.80

Net Asset Value
per Common Share    9/30/06   3/31/06
                    $16.13    $16.13

Distributions per    Net
Common Share         Investment   Short-Term      Long-Term
(4/1/06 - 9/30/06)   Income       Capital Gains   Capital Gains
                     $ 0.825           $ -             $ -

10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

    1.     Xerox Capital Trust I, 8.0%, 2/1/27             2.13%
    2.     Huntsman International LLC, 10.125%, 7/1/09     1.79
    3.     Seabulk International, Inc., 9.5%, 8/15/13      1.54
    4.     GATX Financial Corp., 8.875%, 6/1/09            1.52
    5.     Kvaerner ASA, 0.0%, 10/30/11                    1.52
    6.     Baytex Energy, Ltd., 9.625%, 7/15/10            1.33
    7.     Cia Brasileira de Bebida, 10.5%, 12/15/11       1.25
    8.     Warner Chilcott Corp., 8.75%, 2/1/15            1.21
    9.     Eschelon Operating Co., 8.375%, 3/15/10         1.21
   10.     Ormat Funding Corp., 8.25%, 12/30/20            1.11

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

Cumulative Total Returns
(As of September 30, 2006)
                             Net Asset     Market
Period                      Value (NAV)    Price
 Life-of-Trust
 (4/26/02)                 83.71%         93.34%
 1 Year                    11.52          20.92


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Merrill Lynch
                       High Yield             Pioneer High
                     Master II Index          Income Trust
                     ---------------          ------------
4/02                    10000.00                10013.00
9/02                     8879.00                 9072.00
9/03                    11481.00                11973.00
9/04                    12899.00                14398.00
9/05                    13763.00                15990.00
9/06                    14855.00                19334.00

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

   Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

   Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

   When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

   Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                           Value
                                   COLLATERIZED MORTGAGE OBLIGATIONS - 0.1% of Net Assets
                                   Diversified Financials - 0.1%
       425,000       BB/Ba3        DB Master Finance LLC, 8.285%, 6/20/31 (144A)     $   434,304
                                                                                     -----------
                                   TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                                   (Cost $424,991)                                   $   434,304
                                                                                     -----------
                                   CORPORATE BONDS & NOTES - 118.0% of Net Assets
                                   Energy - 10.9%
                                   Oil & Gas Drilling - 1.0%
     4,400,000       NR/NR         DDI Holding AS, 9.3%, 1/19/12 (144A)              $ 4,576,000
                                                                                     -----------
                                   Oil & Gas Equipment & Services - 1.5%
     2,100,000(a)    CCC+/B3       Pipe Acquisition Finance Plc, 11.67%,
                                   12/15/10 (144A)                                   $ 2,121,000
     2,380,000       NR/B1         SemGroup L.P., 8.75%, 11/15/15 (144A)               2,400,825
     2,000,000       NR/NR         Sevan Marine ASA, 9.75%, 1/31/11 (144A)             1,980,000
                                                                                     -----------
                                                                                     $ 6,501,825
                                                                                     -----------
                                   Oil & Gas Exploration & Production - 8.2%
     7,234,000       B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10              $ 7,541,445
     4,080,000       B-/B3         Clayton William Energy, 7.75%, 8/1/13               3,672,000
     5,000,000       B+/B3         Energy Partners, Ltd., 8.75%, 8/1/10                5,137,500
     1,250,000       B/B3          Hilcorp Energy I, LP, 9.0%, 6/1/16 (144A)           1,290,625
     4,500,000       BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                      4,848,750
     5,300,000       CCC+/Caa2     PetroQuest Energy, Inc., 10.375%, 5/15/12           5,498,750
     3,135,000       B-/Caa1       Stone Energy Corp., 6.75%, 12/15/14                 3,135,000
     4,280,000       B+/B2         VeraSun Energy Corp., 9.875%, 12/15/12              4,472,600
                                                                                     -----------
                                                                                     $35,596,670
                                                                                     -----------
                                   Oil & Gas Storage & Transportation - 0.2%
       820,000       B-/B3         Targa Resources, Inc., 8.5%, 11/1/13 (144A)       $   817,950
                                                                                     -----------
                                   Total Energy                                      $47,492,445
                                                                                     -----------
                                   Materials - 27.2%
                                   Commodity Chemicals - 3.3%
     4,635,000       B+/B1         ARCO Chemical Co., 9.8%, 2/1/20                   $ 5,237,550
     1,210,000       B+/B1         Georgia Gulf Corp., 9.5%, 10/15/14 (144A)           1,201,578
     2,650,000       B/B2          Georgia Gulf Corp., 10.75%, 10/15/16 (144A)         2,610,091
     5,000,000       B+/Ba3        Invista, 9.25%, 5/1/12 (144A)                       5,287,500
                                                                                     -----------
                                                                                     $14,336,719
                                                                                     -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                             Value
                                   Diversified Chemicals - 7.8%
     3,200,000       B-/B2         Basell Finance Co., 8.1%, 3/15/27 (144A)            $ 2,960,000
     2,200,000       BB/NR         Braskem SA, 11.75%, 1/22/14                           2,678,500
     6,060,000(b)    B/B3          Crystal U.S. Holdings, 0.0.%, 10/1/14                 4,916,175
EURO 7,870,000       B/B3          Huntsman International LLC, 10.125%, 7/1/09          10,168,731
     2,000,000       B-/B2         Ineos Group Holdings Plc., 8.5%, 2/15/16 (144A)       1,905,000
EURO 1,190,000       B-/B2         Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)              1,545,122
       500,000       B-/B2         Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)                496,250
     2,000,000(i)    B-/B2         Phibro Animal Health Corp., 10.0%,
                                   8/1/13 (144A)                                         2,030,000
     2,000,000       CCC+/Caa1     Phibro Animal Health Corp., 13.0%,
                                   8/1/14 (144A)                                         2,020,000
EURO 3,904,000       B-/B3         Rhodia SA, 9.25%, 6/1/11                              5,297,763
                                                                                       -----------
                                                                                       $34,017,541
                                                                                       -----------
                                   Specialty Chemicals - 2.2%
     5,970,000(i)    B+/B2         PolyOne Corp., 8.875%, 5/1/12                       $ 6,029,700
     3,300,000       B+/B1         Tronox Worldwide LLC, 9.5%, 12/1/12                   3,386,625
                                                                                       -----------
                                                                                       $ 9,416,325
                                                                                       -----------
                                   Construction Materials - 1.8%
     1,500,000       CCC+/Caa1     Panolam Industries International, Inc.,
                                   10.75%, 10/1/13 (144A)                              $ 1,515,000
     2,225,000       CCC+/B2       RMCC Acquisition Co., 10.0%, 11/1/12 (144A)           2,302,875
     4,185,000       B-/B2         U.S. Concrete, Inc., 8.375%, 4/1/14                   4,022,831
                                                                                       -----------
                                                                                       $ 7,840,706
                                                                                       -----------
                                   Metal & Glass Containers - 1.7%
     3,020,000       BB-/Ba3       Greif Bros. Corp., 8.875%, 8/1/12                   $ 3,155,900
     3,985,000       B-/B2         Vitro Envases, 10.75%, 7/23/11 (144A)                 4,244,025
                                                                                       -----------
                                                                                       $ 7,399,925
                                                                                       -----------
                                   Paper Packaging - 2.4%
     2,085,000(i)    CCC+/Caa1     Graham Packaging Co., L.P., 9.875%, 10/15/14        $ 2,048,512
     5,540,000(i)    B-/B3         Graphic Packaging International, Inc.,
                                   9.5%, 8/15/13                                         5,664,650
EURO 2,000,000       B-/B3         MDP Acquisitions Plc, 10.125%, 10/1/12                2,767,855
                                                                                       -----------
                                                                                       $10,481,017
                                                                                       -----------
                                   Aluminum - 1.0%
     1,200,000       BB-/B1        Asia Aluminum Holdings, Ltd., 8.0%,
                                   12/23/11 (144A)                                     $ 1,146,000
     3,180,000       B-/Caa1       Indalex Holding Corp., 11.5%, 2/1/14 (144A)           3,370,800
                                                                                       -----------
                                                                                       $ 4,516,800
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                             Value
                                       Diversified Metals & Mining - 3.9%
         3,300,000       B-/Caa1       American Rock Salt Co., LLC, 9.5%, 3/15/14         $  3,407,250
         3,000,000       BB-/Ba3       FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)        2,880,000
         4,600,000       B+/B1         Freeport-McMoRan Copper & Gold, Inc.,
                                       10.125%, 2/1/10                                       4,876,000
         2,599,000       B-/B3         OM Group, Inc., 9.25%, 12/15/11                       2,702,960
         3,050,000       B-/B3         PNA Group, Inc., 10.75%, 9/1/16 (144A)                3,133,875
                                                                                          ------------
                                                                                          $ 17,000,085
                                                                                          ------------
                                       Steel - 1.5%
         2,900,000       BB/Ba2        CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)     $  3,313,250
           630,000       BB/Ba2        CSN Islands IX Corp., 10.5%, 1/15/15 (144A)             730,800
         2,485,000       B-/B3         Edgen Acquisition Corp., 9.875%, 2/1/11               2,460,150
                                                                                          ------------
                                                                                          $  6,504,200
                                                                                          ------------
                                       Forest Products - 0.3%
         1,645,000       B-/B3         Mandra Forestry Holdings, Ltd., 12.0%,
                                       5/15/13 (144A)                                     $  1,332,450
                                                                                          ------------
                                       Paper Products - 1.3%
         5,450,000       B-/B3         Exopack Holding Corp., 11.25%, 2/1/14 (144A)       $  5,586,250
                                                                                          ------------
                                       Total Materials                                    $118,432,018
                                                                                          ------------
                                       Capital Goods - 11.1%
                                       Building Products - 1.6%
         3,885,000(a)    B/B2          Builders FirstSource, Inc., 9.655%, 2/15/12        $  3,807,300
         2,845,000       B/B3          Interline Brands, Inc., 8.125%, 6/15/14               2,880,563
                                                                                          ------------
                                                                                          $  6,687,863
                                                                                          ------------
                                       Construction & Engineering - 3.2%
         1,250,000       B+/Ba3        Dycom Industries, Inc., 8.125%, 10/15/15           $  1,262,500
NOK     27,300,000(b)    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                          4,104,224
         8,897,000(b)    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                          8,590,053
                                                                                          ------------
                                                                                          $ 13,956,777
                                                                                          ------------
                                       Heavy Electrical Equipment - 2.0%
         4,790,000       CCC+/B1       Altra Industrial Motion, 9.0%, 12/1/11             $  4,885,800
         3,975,000       B/B3          Hawk Corp., 8.75%, 11/1/14                            3,935,250
                                                                                          ------------
                                                                                          $  8,821,050
                                                                                          ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                          Value
                                       Construction & Farm Machinery & Heavy Truck - 3.2%
         2,000,000       B-/B3         Accuride Corp., 8.5%, 2/1/15                     $ 1,860,000
         5,250,000       B+/B1         Commercial Vehicle Group, Inc., 8.0%, 7/1/13       5,026,875
         1,750,000       B+/B1         Greenbrier Companies, Inc., 8.375%, 5/15/15        1,776,250
         1,000,000(b)    CCC+/Caa2     Stanadyne Corp., 0.0%, 2/15/15                       660,000
         4,690,000       CCC+/Caa1     Stanadyne Corp., 10.0%, 8/15/14                    4,736,900
                                                                                        -----------
                                                                                        $14,060,025
                                                                                        -----------
                                       Industrial Machinery - 0.3%
         1,217,000       B+/B2         Manitowac Co., Inc., 10.5%, 8/1/12               $ 1,308,275
                                                                                        -----------
                                       Trading Companies & Distributors - 0.8%
   EURO  2,500,000       CCC+/Caa1     Ray Acquisition SCA, 9.375%, 3/16/15 (144A)      $ 3,546,908
                                                                                        -----------
                                       Total Capital Goods                              $48,380,898
                                                                                        -----------
                                       Commercial Services & Supplies - 6.9%
                                       Diversified Commercial & Professional Services - 3.3%
         3,500,000       CCC+/Caa1     Allied Security Escrow, 11.375%, 7/15/11         $ 3,500,000
         1,850,000       B/Ba3         Brickman Group, Ltd., Series B,
                                       11.75%, 12/15/09                                   1,974,875
 EURO    1,500,000(a)    B-/Caa1       FS Funding AS, 9.842%, 5/15/16 (144A)              1,855,001
         1,050,000       B-/B3         Mobile Services Group, Inc., 9.75%,
                                       8/1/14 (144A)                                      1,076,250
         2,945,000       CCC+/B3       Park-Ohio Industries, Inc., 8.375%, 11/15/14       2,679,950
         3,470,000(i)    B/B3          United Rentals North America, Inc.,
                                       7.75%, 11/15/13                                    3,417,950
                                                                                        -----------
                                                                                        $14,504,026
                                                                                        -----------
                                       Environmental & Facilities Services - 3.6%
         4,088,000       B+/Ba3        Clean Harbors, Inc., 11.25%, 7/15/12             $ 4,599,000
         5,020,000       CCC+/B3       Hydrochem Industrial Services, Inc., 9.25%,
                                       2/15/13 (144A)                                     4,969,800
         5,800,000       CCC/Caa1      Waste Services, Inc., 9.5%, 4/15/14                5,945,000
                                                                                        -----------
                                                                                        $15,513,800
                                                                                        -----------
                                       Total Commercial Services & Supplies             $30,017,826
                                                                                        -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                              Value
                                   Transportation - 9.1%
                                   Airlines - 3.2%
     1,063,394       CCC+/B3       American Airlines, Inc., 7.379%, 11/23/17            $   957,055
     2,065,000(i)    CCC+/Caa2     AMR Corp., 9.0%, 8/1/12                                2,075,325
     2,440,000       CCC+/Caa2     AMR Corp., 9.8%, 10/1/21                               2,348,500
     3,200,000       CCC+/Caa2     AMR Corp., 10.2%, 3/15/20                              3,088,000
     1,127,990       B+/B2         Continental Airlines, Inc., Series B,
                                   8.499%, 11/1/12                                        1,054,670
     3,250,000       B/B3          Continental Airlines, Inc., Series D,
                                   7.568%, 12/1/06                                        3,250,000
     1,000,000       NR/Ba2        GOL Finance, 8.75%, 4/29/49 (144A)                       970,000
                                                                                        -----------
                                                                                        $13,743,550
                                                                                        -----------
                                   Marine - 5.3%
       860,000       BB+/NR        CMA CGM SA, 7.25%, 2/1/13 (144A)                     $   838,500
     3,899,000(b)    CCC+/Caa1     H-Lines Finance Holding, 0.0%, 4/1/13                  3,431,120
     8,000,000       BBB-/Ba1      Seabulk International, Inc., 9.5%, 8/15/13             8,720,000
     6,470,000       B/B1          Ship Finance International, Ltd., 8.5%, 12/15/13       6,243,550
     1,060,000       BB-/Ba3       Stena AB, 7.0%, 12/1/16                                  999,050
     2,900,000       B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                  2,943,500
                                                                                        -----------
                                                                                        $23,175,720
                                                                                        -----------
                                   Railroads - 0.6%
     2,250,000       B-/B3         Grupo Transportacion Ferroviaria Mexicana,
                                   SA de CV, 9.375%, 5/1/12                             $ 2,385,000
       400,000       B-/B3         Grupo Transportacion Ferroviaria Mexicana,
                                   SA de CV, 10.25%, 6/15/07                                409,000
                                                                                        -----------
                                                                                        $ 2,794,000
                                                                                        -----------
                                   Total Transportation                                 $39,713,270
                                                                                        -----------
                                   Automobiles & Components - 3.2%
                                   Auto Parts & Equipment - 2.0%
     5,965,000(i)    B-/Caa1       Cooper-Standard Automotive, Inc.,
                                   8.375%, 12/15/14                                     $ 4,384,275
     2,000,000       B-/B3         UGS Corp., 10.0%, 6/1/12                               2,160,000
     2,350,000(i)    B-/Caa1       Visteon Corp., 7.0%, 3/10/14                           2,103,250
                                                                                        -----------
                                                                                        $ 8,647,525
                                                                                        -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                             Value
                                   Tires & Rubber - 1.0%
     4,510,000       B-/B2         Goodyear Tire & Rubber Co., 9.0%, 7/1/15            $ 4,577,650
                                                                                       -----------
                                   Automobile Manufacturers - 0.2%
       900,000       B/B3          Ashtead Capital, Inc., 9.0%, 8/15/16 (144A)         $   936,000
                                                                                       -----------
                                   Total Automobiles & Components                      $14,161,175
                                                                                       -----------
                                   Consumer Durable & Apparel - 1.2%
                                   Homebuilding - 1.2%
     2,000,000       BB-/Ba2       Meritage Homes Corp., 6.25%, 3/15/15                $ 1,700,000
     1,100,000(i)    B+/Ba3        WCI Communities, Inc., 6.625%, 3/15/15                  877,250
     3,070,000       B/B3          William Lyon Homes, Inc., 7.5%, 2/15/14               2,456,000
       405,000(i)    B/B3          William Lyon Homes, Inc., 7.625%, 12/15/12              327,038
                                                                                       -----------
                                   Total Consumer Durable & Apparel                    $ 5,360,288
                                                                                       -----------
                                   Consumer Services - 3.2%
                                   Casinos & Gaming - 2.7%
     2,435,000       B+/B1         Galaxy Entertainment Finance Co., Ltd., 9.875%,
                                   12/15/12 (144A)                                     $ 2,547,619
     4,500,000       B/B2          Little Traverse Bay Bands of Odawa Indians,
                                   10.25%, 2/15/14 (144A)                                4,488,750
     1,700,000       B/B3          Pokagon Gaming Authority, 10.375%,
                                   6/15/14 (144A)                                        1,812,625
     3,050,000       B-/Caa1       Trump Entertainment Resorts, Inc., 8.5%, 6/1/15       2,916,563
                                                                                       -----------
                                                                                       $11,765,557
                                                                                       -----------
                                   Hotels, Resorts & Cruise Lines - 0.5%
     1,980,000(a)    B/B2          HRP Myrtle Beach Operations LLC, 9.818%,
                                   4/1/12 (144A)                                       $ 1,975,050
                                                                                       -----------
                                   Total Consumer Services                             $13,740,607
                                                                                       -----------
                                   Media - 5.7%
                                   Broadcasting & Cable TV - 2.8%
     2,170,000       BB-/B1        Cablemas SA de CV, 9.375%, 11/15/15 (144A)          $ 2,256,800
     3,200,000       CCC-/Caa2     CCH I Holdings LLC, 11.0%, 10/1/15                    2,912,000
     1,500,000(i)    CCC-/Caa2     CCH II Holdings LLC, 10.25%, 9/15/10                  1,522,500
EURO 3,750,000       B-/B2         Kabel Deutschland GMBH, 10.75%,
                                   7/1/14 (144A)                                         5,326,300
                                                                                       -----------
                                                                                       $12,017,600
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                          Value
                                   Movies & Entertainment - 0.7%
     3,000,000       B-/B2         LodgeNet Entertainment Corp., 9.5%, 6/15/13      $ 3,210,000
                                                                                    -----------
                                   Publishing - 2.2%
     1,545,000(c)    CCC+/Caa1     AAC Group Holding Corp., 12.75%,
                                   10/1/12 (144A)                                   $ 1,614,525
     4,835,000       B/B2          Sheridan Acquisition Corp., 10.25%, 8/15/11        4,895,438
     3,700,000(b)    B-/B3         Visant Holding Corp., 0.0%, 12/1/13                3,052,500
                                                                                    -----------
                                                                                    $ 9,562,463
                                                                                    -----------
                                   Total Media                                      $24,790,063
                                                                                    -----------
                                   Retailing - 2.0%
                                   Distributors - 1.1%
     4,735,000       B-/B3         Intcomex, Inc., 11.75%, 1/15/11 (144A)           $ 4,663,975
                                                                                    -----------
                                   Department Stores - 0.9%
     3,800,000       BBB-/Baa3     J.C. Penney Co., Inc., 8.125%, 4/1/27            $ 3,925,985
                                                                                    -----------
                                   Total Retailing                                  $ 8,589,960
                                                                                    -----------
                                   Food & Staples Retailing - 2.3%
                                   Drug Retail - 0.8%
     3,350,000       CC/Caa3       Duane Reade, Inc., 9.75%, 8/1/11                 $ 2,889,375
       550,000(a)    CCC/B3        Duane Reade, Inc., 9.89% 12/15/10                    556,875
                                                                                    -----------
                                                                                    $ 3,446,250
                                                                                    -----------
                                   Food Distributors - 0.7%
     3,380,000       B/B2          Wornick Co., 10.875%, 7/15/11                    $ 3,363,100
                                                                                    -----------
                                   Food Retail - 0.8%
     3,180,000       CCC/Caa1      Nutro Products, Inc., 10.75%, 4/15/14 (144A)     $ 3,402,600
                                                                                    -----------
                                   Total Food & Staples Retailing                   $10,211,950
                                                                                    -----------
                                   Food, Beverage & Tobacco - 2.1%
                                   Brewers - 1.6%
     5,885,000       BBB/Baa3      Cia Brasileira de Bebida, 10.5%, 12/15/11        $ 7,091,425
                                                                                    -----------
                                   Agricultural Products - 0.5%
     2,000,000       BB/Ba2        Cosan SA Industria e Comercio, 8.25%,
                                   2/28/49 (144A)                                   $ 1,895,000
                                                                                    -----------
                                   Total Food, Beverage & Tobacco                   $ 8,986,425
                                                                                    -----------
                                   Health Care Equipment & Services - 5.2%
                                   Health Care Equipment & Services - 0.7%
     2,875,000       B-/Caa1       Accellent, Inc., 10.5%, 12/1/13                  $ 2,990,000
                                                                                    -----------
                                   Health Care Supplies - 0.6%
     2,900,000(a)    CCC+/B3       Medical Services Co., 13.007%, 10/15/11          $ 2,769,500
                                                                                    -----------

18    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                            Value
                                   Health Care Services - 1.5%
     2,160,000       B-/B3         AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15           $ 2,300,400
     4,055,000       CCC+/B3       Rural/Metro Corp., 9.875%, 3/15/15                   4,191,856
                                                                                      -----------
                                                                                      $ 6,492,256
                                                                                      -----------
                                   Health Care Facilities - 1.4%
     3,800,000       CCC+/Caa2     Hanger Orthopedic Group, Inc., 10.25%, 6/1/14      $ 3,857,000
     2,130,000       B-/B3         Psychiatric Solutions, Inc., 7.75%, 7/15/15          2,076,750
                                                                                      -----------
                                                                                      $ 5,933,750
                                                                                      -----------
                                   Managed Health Care - 1.0%
     4,400,000       B-/Caa1       Multiplan, Inc., 10.375%, 4/15/16 (144A)           $ 4,422,000
                                                                                      -----------
                                   Total Health Care Equipment & Services             $22,607,506
                                                                                      -----------
                                   Pharmaceuticals & Biotechnology & Life Sciences - 1.6%
                                   Pharmaceuticals - 1.6%
     6,650,000       B-/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15               $ 6,882,750
                                                                                      -----------
                                   Total Pharmaceuticals & Biotechnology &
                                   Life Sciences                                      $ 6,882,750
                                                                                      -----------
                                   Diversified Financials - 5.0%
                                   Specialized Finance - 3.1%
     4,542,000       B+/B3         Dollar Financial Group, 9.75%, 11/15/11            $ 4,955,059
     7,950,000       BBB/Baa3      GATX Financial Corp., 8.875%, 6/1/09                 8,615,057
                                                                                      -----------
                                                                                      $13,570,116
                                                                                      -----------
                                   Consumer Finance - 1.9%
     1,945,000       B-/Caa1       ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)     $ 1,969,312
     3,000,000       B/B1          Ford Motor Credit Co., 7.875%, 6/15/10               2,921,634
     3,000,000(a)    B/B1          Ford Motor Credit Co., 9.957%, 4/15/12               3,139,206
                                                                                      -----------
                                                                                      $ 8,030,152
                                                                                      -----------
                                   Total Diversified Financials                       $21,600,268
                                                                                      -----------
                                   Insurance - 2.6%
                                   Life & Health Insurance - 1.3%
     5,725,000       B-/B2         Presidential Life Corp., 7.875%, 2/15/09           $ 5,496,000
                                                                                      -----------
                                   Multi-Line Insurance - 1.3%
     5,300,000       BB+/Ba1       Allmerica Financial Corp., 7.625%, 10/15/25        $ 5,630,232
                                                                                      -----------
                                   Total Insurance                                    $11,126,232
                                                                                      -----------
                                   Software & Services - 0.2%
                                   Data Processing & Outsourced Services - 0.1%
       640,000       CCC+/Caa1     iPayment, Inc., 9.75%, 5/15/14 (144A)              $   652,800
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                           Value
                                   Application Software - 0.1%
       500,000       CCC+/Caa1     Serena Software, Inc., 10.375%, 3/15/16           $   523,750
                                                                                     -----------
                                   Total Software & Services                         $ 1,176,550
                                                                                     -----------
                                   Technology Hardware & Equipment - 2.8%
                                   Electronic Equipment Manufacturers - 0.0%
       215,000       B/B2          General Cable Corp., 9.5%, 11/15/10               $   230,050
                                                                                     -----------
                                   Office Electronics - 2.8%
    11,830,000       B+/Ba2        Xerox Capital Trust I, 8.0%, 2/1/27               $12,066,600
                                                                                     -----------
                                   Total Technology Hardware & Equipment             $12,296,650
                                                                                     -----------
                                   Telecommunication Services - 12.8%
                                   Integrated Telecommunication Services - 2.6%
     7,149,000       B-/B3         Eschelon Operating Co., 8.375%, 3/15/10           $ 6,880,912
     4,025,000       B+/B1         GCI, Inc., 7.25%, 2/15/14                           3,884,125
       691,000       NR/Baa3       Tele Norte Leste Participacoes SA,
                                   8.0%, 12/18/13                                        729,005
                                                                                     -----------
                                                                                     $11,494,042
                                                                                     -----------
                                   Wireless Telecommunication Services - 10.2%
     2,600,000       B-/B3         Broadview Networks Holdings, Inc., 11.375%,
                                   9/1/12 (144A)                                     $ 2,645,500
     1,625,000       CCC+/Caa2     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)         1,434,062
     2,855,000(a)    CCC+/Caa1     Cleveland Unlimited, Inc., 13.64%,
                                   12/15/10 (144A)                                     3,083,400
     1,500,000       NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)                 1,556,250
     3,900,000       B-/B3         Horizon PCS, Inc., 11.375%, 7/15/12                 4,377,750
     3,950,000       B-/B1         Hughes Network Systems, LLC, 9.5%,
                                   4/15/14 (144A)                                      4,068,500
     2,200,000(b)    B+/B1         Inmarsat Finance II Plc, 0.0%, 11/15/12             1,947,000
     3,200,000(b)    B/B3          Intelsat Intermediate Holding Co., Ltd.,
                                   0.0%, 2/1/15                                        2,320,000
     5,150,000       B+/B1         Mobifon Holdings BV, 12.5%, 7/31/10                 5,774,438
     1,975,000(b)    NR/NR         Mobile Satellite Venture, 0.0%, 4/1/13 (144A)       1,239,312
     3,230,000       BB-/Ba3       Mobile Telesystems, 9.75%, 1/30/08 (144A)           3,355,163
     3,000,000(a)    CCC/Caa2      Rural Cellular Corp., 11.239%, 11/1/12              3,093,750
     4,200,000       B-/B3         Stratos Global Corp., 9.875%, 2/15/13 (144A)        3,570,000
     5,525,000       BBB+/B3       UbiquiTel Operating Co., 9.875%, 3/1/11             5,994,625
                                                                                     -----------
                                                                                     $44,459,750
                                                                                     -----------
                                   Total Telecommunication Services                  $55,953,792
                                                                                     -----------

20    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                           Value
                                   Utilities - 2.9%
                                   Electric Utilities - 2.7%
     2,000,000       B+/Ba3        Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)        $  2,200,000
     1,777,500       BBB-/Baa3     Empresa Electrica Guacolda SA, 8.625%,
                                   4/30/13 (144A)                                      1,945,715
     1,500,000       NR/NR         Mirant JPSCo. Finance, Ltd., 11.0%,
                                   7/6/16 (144A)                                       1,507,500
     6,207,183       NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                6,300,291
                                                                                    ------------
                                                                                    $ 11,953,506
                                                                                    ------------
                                   Multi-Utilities - 0.2%
       700,000       B/B2          Reliant Energy, Inc., 6.75%, 12/15/14            $    665,875
                                                                                    ------------
                                   Total Utilities                                  $ 12,619,381
                                                                                    ------------
                                   TOTAL CORPORATE BONDS & NOTES
                                   (Cost $483,984,957)                              $514,140,054
                                                                                    ------------
                                   CONVERTIBLE BONDS & NOTES - 1.3% of Net Assets
                                   Capital Goods - 0.9%
                                   Electrical Components & Equipment - 0.9%
     4,000,000       B/B1          SCI Systems, Inc., 3.0%, 3/15/07                 $  3,920,000
                                                                                    ------------
                                   Total Capital Goods                              $  3,920,000
                                                                                    ------------
                                   Software & Services - 0.4%
                                   Systems Software - 0.4%
     1,400,000       NR/NR         Macrovision Corp., 2.625%, 8/15/11 (144A)        $  1,538,250
                                                                                    ------------
                                   Total Software & Services                        $  1,538,250
                                                                                    ------------
                                   TOTAL CONVERTIBLE BONDS & NOTES
                                   (Cost $5,284,228)                                $  5,458,250
                                                                                    ------------
                                   MUNICIPAL BONDS - 8.4% of Net Assets
                                   Indiana - 2.1%
     1,650,000       BBB-/Ba1      East Chicago Industrial Pollution Ctl. Rev.,
                                   7.0%, 1/1/14                                     $  1,747,696
     3,000,000       BBB-/Ba1      East Chicago Industrial Pollution Ctl. Rev.,
                                   7.125%, 6/1/07                                      3,042,330
     4,250,000       BBB-/Ba1      Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11        4,411,500
                                                                                    ------------
                                                                                    $  9,201,526
                                                                                    ------------
                                   Massachusetts - 0.3%
     1,000,000(e)    AAA/NR        Massachusetts Health & Edl. Facs. Rev., RIB,
                                   6.075%, 1/15/10                                  $  1,081,040
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal                   S&P/Moody's
Amount                      Ratings
USD($)                      (unaudited)                                                           Value
                                          Michigan - 0.4%
            3,000,000(d)    NR/NR         Wayne Charter County, Spl. Arpt. Facs. Rev.,
                                          6.75%, 12/1/15                                    $ 1,872,390
                                                                                            -----------
                                          New Jersey - 2.1%
            4,525,000       B/Caa1        New Jersey Economic Dev. Auth. Rev.,
                                          7.0%, 11/15/30                                    $ 4,771,567
            4,000,000       BBB/Baa3      Tobacco Settlement Financing Corp.,
                                          7.0%, 6/1/41                                        4,590,400
                                                                                            -----------
                                                                                            $ 9,361,967
                                                                                            -----------
                                          New York - 0.9%
            3,475,000       BB-/Ba2       New York City Ind. Dev. Agcy., British Airways
                                          Plc Proj., 7.625%, 12/1/32                        $ 3,890,228
                                                                                            -----------
                                          North Carolina - 1.6%
            4,800,000       NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas
                                          Int'l Airport, 5.60%, 7/1/27                      $ 4,801,152
            2,000,000       NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas
                                          Int'l Airport, 7.75%, 2/1/28                        2,142,740
                                                                                            -----------
                                                                                            $ 6,943,892
                                                                                            -----------
                                          Texas - 1.0%
            3,200,000(e)    AAA/Aa1       San Antonio, Texas, Electric. & Gas, RIB,
                                          7.902%, 2/1/19 (144A)                             $ 4,277,280
                                                                                            -----------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $28,762,930)                                $36,628,323
                                                                                            -----------
                                          SOVEREIGN DEBT OBLIGATIONS - 2.1% of Net Assets
                                          Brazil - 0.8%
 ITL    4,800,000,000(b)    BB/Ba1        Banco Nacional de Desenvolimento Bndes,
                                          8.0%, 4/28/10                                     $ 3,462,142
                                                                                            -----------
                                          Ecuador - 0.7%
            3,515,000(b)    CCC+/Caa1     Federal Republic of Ecuador, 9.0%,
                                          8/15/30 (144A)                                    $ 3,216,225
                                                                                            -----------
                                          Russia - 0.6%
            2,320,000(b)    BBB+/Baa2     Russian Federation, 5.0%, 3/31/30                 $ 2,589,352
                                                                                            -----------
                                          TOTAL SOVEREIGN DEBT OBLIGATIONS
                                          (Cost $6,074,852)                                 $ 9,267,719
                                                                                            -----------

22    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                         Value
                   COMMON STOCKS - 0.1% of Net Assets
                   Pharmaceuticals & Biotechnology & Life Sciences - 0.1%
                   Pharmaceuticals - 0.1%
         17,818(i) Teva Pharmaceutical Industries, Ltd.                    $   607,416
                                                                           -----------
                   Total Pharmaceuticals & Biotechnology &
                   Life Sciences                                           $   607,416
                                                                           -----------
                   TOTAL COMMON STOCKS
                   (Cost $752,276)                                         $   607,416
                                                                           -----------
                   WARRANTS - 0.0% of Net Assets (f)
                   Materials - 0.0%
                   Forest Products - 0.0%
          1,645    Mandra Forestry Holdings, Ltd. - CW13,
                   Expires 5/15/13                                         $         -
                                                                           -----------
                   Total Materials                                         $         -
                                                                           -----------
                   Transportation - 0.0%
                   Railroads - 0.0%
          4,525    Atlantic Express Transportation Corp.,
                   Expires 4/15/08                                         $         -
                                                                           -----------
                   Total Transportation                                    $         -
                                                                           -----------
                   TOTAL WARRANTS
                   (Cost $0)                                               $         -
                                                                           -----------
Principal
Amount
USD ($)
                   TEMPORARY CASH INVESTMENTS - 9.9% of Net Assets
                   Repurchase Agreement - 4.1%
     18,000,000    Bear Stearns Cos., Inc., 5.0%, dated 9/29/06, repur-
                   chase price of $18,000,000 plus accrued interest
                   on 10/2/06 collateralized by $14,329,000 U.S.
                   Treasury Notes, 3.375%, 10/15/09 and
                   $4,021,000 U.S. Treasurey Notes, 6.5%, 2/15/10          $18,000,000
                                                                           -----------

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
               Security Lending Collateral - 5.8%
24,995,455     Securities Lending Investment Fund, 5.372%     $  24,995,455
                                                              -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $42,995,455)                             $  42,995,455
                                                              -------------
               TOTAL INVESTMENTS IN SECURITIES - 139.9%
               (Cost $568,279,689) (g) (h)                    $ 609,531,521
                                                              -------------
               OTHER ASSETS AND LIABILITIES - (5.2)%          $ (22,760,333)
                                                              -------------
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (34.7)%          $(151,226,970)
                                                              -------------
               NET ASSETS APPLICABLE TO COMMON
               SHAREOWNERS - 100.0%                           $ 435,544,218
                                                              =============

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2006, the value of these securities amounted to $150,088,542 or 34.5% of total net assets applicable to common shareowners.

(a)    Floating rate note. The rate shown is the rate at September 30, 2006.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2006.

(c) Represents a pay-in-kind security which may pay interest in additional principal.

(d)    Security is in default and is non-income producing.

(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at September 30, 2006.

(f)    Non-income producing.

(g) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $568,623,733 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                       $45,541,443
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                        (4,633,655)
                                                                               -----------
        Net unrealized gain                                                    $40,907,788
                                                                               ===========

     For financial reporting purposes net unrealized gain was $41,251,832 and cost of investments aggregated $568,279,689.

24    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(h) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:

  United States              77.4%
  Norway                      4.2
  Brazil                      2.8
  Canada                      2.6
  France                      1.6
  Mexico                      1.5
  Great Britain               1.0
  Russia                      1.0
  Romania                     0.9
  Germany                     0.9
  Bermuda                     0.8
  Cayman Islands              0.7
  Ecuador                     0.5
  Netherlands                 0.5
  Australia                   0.5
  Ireland                     0.5
  India                       0.4
  Colombia                    0.4
  Luxembourg                  0.3
  Chile                       0.3
  Denmark                     0.3
  Jamaica                     0.2
  South Africa                0.2
  China                       0.2
  Sweden                      0.2
  Israel                      0.1
                            -----
                            100.0%
                            =====

(i)   At September 30, 2006, the following securities were out on loan:

    Principal
       Amount     Description                                         Market Value
   $2,044,300     AMR Corp., 9.0%, 8/1/12                              $ 2,054,521
    1,291,000     CCH II Holdings LLC, 10.25%, 9/15/10                   1,310,365
    5,905,350     Cooper-Standard Automotive, Inc.,
                  8.375%, 12/15/14                                       4,340,432
    2,064,150     Graham Packaging Co., L.P., 9.875%, 10/15/14           2,028,027
    5,484,600     Graphic Packaging International, Inc.,
                  9.5%, 8/15/13                                          5,608,003
    1,980,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)       2,009,700
       61,000     PolyOne Corp., 8.875%, 5/1/12                             61,610
    2,435,300     United Rentals North America, Inc.,
                  7.75%, 11/15/13                                        2,398,771
    2,326,500     Visteon Corp., 7.0%, 3/10/14                           2,082,218
    1,089,000     WCI Communities, Inc., 6.625%, 3/15/15                   868,478
      882,000     William Lyon Homes, Inc., 7.625%, 12/15/12*              712,215
      Shares
       17,640     Teva Pharmaceutical Industries, Ltd.                     601,348
                                                                       -----------
                                                                       $24,075,688
                                                                       ===========

     *   Pending sale at 9/30/06.

The accompanying notes are an integral part of these financial statements.   25

Pioneer High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

     EURO Euro
     ITL  Italian Lira
     NOK Norwegian Krone

     RIB  Residual Interest Bonds

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2006, aggregated $109,835,556 and $66,817,839, respectively.

26    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (including securities
    loaned of $24,075,688) (cost $568,279,689)                   $609,531,521
  Foreign currencies, at value (cost $262,679)                        261,492
  Receivables -
    Investment securities sold                                      2,141,908
    Interest and foreign tax reclaim                               11,759,506
    Reinvestment of distributions                                     250,505
  Prepaid expenses                                                     26,287
                                                                 ------------
     Total assets                                                $623,971,219
                                                                 ------------
LIABILITIES:
  Payables -
    Investment securities purchased                              $  5,771,269
    Upon return of securities loaned                               24,995,455
    Forward foreign currency portfolio hedge contract - net           213,797
  Due to custodian                                                  5,830,108
  Due to affiliate                                                    296,932
  Accrued expenses                                                     92,470
                                                                 ------------
     Total liabilities                                           $ 37,200,031
                                                                 ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040
    shares, including dividends payable of $226,970              $151,226,970
                                                                 ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                $384,577,477
  Undistributed net investment income                               5,504,399
  Accumulated net realized gain on investments and foreign
    currency transactions                                           4,429,285
  Net unrealized gain on investments                               41,251,832
  Net unrealized loss on forward foreign currency
    contracts and other assets and liabilities denominated
    in foreign currencies                                            (218,775)
                                                                 ------------
     Net assets applicable to common shareowners                 $435,544,218
                                                                 ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $435,544,218/27,000,668 common shares                 $      16.13
                                                                 ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06

INVESTMENT INCOME:
  Interest                                               $27,563,507
  Dividends                                                   2,261
  Income from securities loaned, net                        120,286
                                                         -----------
    Total investment income                                               $27,686,054
                                                                          -----------
EXPENSES:
  Management fees                                        $1,756,995
  Transfer agent fees and expenses                           30,885
  Administrative reimbursements                              77,864
  Auction agent fees                                        202,560
  Custodian fees                                             30,514
  Registration fees                                          12,158
  Professional fees                                          42,907
  Printing expense                                           11,152
  Trustees' fees                                              7,020
  Pricing fees                                                8,500
  Insurance fees                                              8,859
  Miscellaneous                                               7,805
                                                         -----------
    Total expenses                                                        $ 2,197,219
                                                                          -----------
     Net investment income                                                $25,488,835
                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
    Investments                                          $1,507,010
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies    1,518,962       $ 3,025,972
                                                         -----------      -----------
  Change in net unrealized gain (loss) from:
    Investments                                          $ (219,371)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies   (2,288,231)      $(2,507,602)
                                                         -----------      -----------
     Net gain on investments and foreign currency
       transactions                                                       $   518,370
                                                                          -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS
FROM NET INVESTMENT INCOME                                                $(3,797,592)
                                                                          -----------
  Net increase in net assets applicable to common
    shareowners resulting from operations                                 $22,209,613
                                                                          -----------

28    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/06 and the Year Ended 3/31/06

                                                           Six Months
                                                             Ended
                                                            9/30/06          Year Ended
                                                          (unaudited)         3/31/06
FROM OPERATIONS:
  Net investment income                                  $  25,488,835     $  50,500,053
  Net realized gain on investments and foreign
    currency transactions                                    3,025,972         3,761,733
  Change in net unrealized gain on investments and
    foreign currency transactions                           (2,507,602)       (3,712,016)
  Dividends and distributions to preferred
    shareowners from:
    Net investment income                                   (3,797,592)       (5,167,771)
    Net realized gains                                               -          (502,302)
                                                         -------------     -------------
     Net increase in net assets applicable
       to common shareowners resulting
       from operations                                   $  22,209,613     $  44,879,697
                                                         -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS:
  Net investment income
    ($0.83 and $1.65 per share, respectively)            $ (22,239,996)    $ (44,321,228)
  Net realized capital gains
    ($0.00 and $0.23 per share, respectively)                        -        (6,166,115)
                                                         -------------     -------------
    Total distributions to common shareowners            $ (22,239,996)    $ (50,487,343)
                                                         -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                          $   1,145,485     $   1,733,358
                                                         -------------     -------------
    Net increase in net assets applicable to
     common shareowners resulting from
     Trust share transactions                            $   1,145,485     $   1,733,358
                                                         -------------     -------------
    Net increase (decrease) in net assets applicable
     to common shareowners                               $   1,115,102     $  (3,874,288)
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                      434,429,116       438,303,404
                                                         -------------     -------------
  End of period                                          $ 435,544,218     $ 434,429,116
                                                         -------------     -------------
  Undistributed net investment income                    $   5,504,399     $   6,053,152
                                                         -------------     -------------

The accompanying notes are an integral part of these financial statements.   29

Pioneer High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                          Ended           Year
                                                                         9/30/06         Ended
                                                                       (unaudited)      3/31/06
Per Common Share Operating Performance

Net asset value, beginning of period                                   $   16.13       $ 16.34
                                                                       ----------      ---------
Increase (decrease) from investment operations:(a)
 Net investment income                                                 $    0.95       $  1.88
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                     0.02          0.00(d)
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                    (0.14)        (0.19)
  Realized gains                                                               -         (0.02)
                                                                       ----------      ---------
 Net increase from investment operations                               $    0.83       $  1.67
Dividends and distributions to common shareowners from:
 Net investment income                                                     (0.83)        (1.65)
 Realized gains                                                                -         (0.23)
Capital charge with respect to issuance of:
 Common shares                                                                 -             -
 Preferred shares                                                              -             -
                                                                       ----------      ---------
Net increase (decrease) in net asset value                             $       -       $ (0.21)
                                                                       ----------      ---------
Net asset value, end of period(e)                                      $   16.13       $ 16.13
                                                                       ----------      ---------
Market value, end of period(e)                                         $   17.77       $ 16.80
                                                                       ----------      ---------
Total return(f)                                                            11.18%        24.84%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                            1.01%(h)      0.99%
 Net investment income before preferred share dividends                    11.74%(h)     11.68%
 Preferred share dividends                                                  1.75%(h)      1.19%
 Net investment income available to common shareowners                      9.99%(h)     10.49%
Portfolio turnover                                                            12%           20%
Net assets of common shareowners, end of period (in thousands)         $ 435,544       $434,429
Preferred shares outstanding (in thousands)                            $ 151,000       $151,000
Asset coverage per preferred share, end of period                      $  97,148       $96,940

FINANCIAL HIGHLIGHTS
Pioneer High Income Trust

                                                                          Year          Year       4/26/02 (b)
                                                                          Ended         Ended           to
                                                                         3/31/05       3/31/04       3/31/03
Per Common Share Operating Performance

Net asset value, beginning of period                                    $ 16.20       $  13.43      $  14.33(c)
                                                                        --------      --------      ---------
Increase (decrease) from investment operations:(a)
 Net investment income                                                  $  1.87       $   1.77      $   1.41
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    0.15           2.73         (0.81)
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                   (0.10)         (0.06)        (0.04)
  Realized gains                                                              -(d)           -             -
                                                                        --------      --------      ---------
 Net increase from investment operations                                $  1.92       $   4.44      $   0.56
Dividends and distributions to common shareowners from:
 Net investment income                                                    (1.65)         (1.65)        (1.38)
 Realized gains                                                           (0.13)             -             -
Capital charge with respect to issuance of:
 Common shares                                                                -              -         (0.03)
 Preferred shares                                                             -          (0.02)        (0.05)
                                                                        --------      --------      ---------
Net increase (decrease) in net asset value                              $  0.14       $   2.77      $  (0.90)
                                                                        --------      --------      ---------
Net asset value, end of period(e)                                       $ 16.34       $  16.20      $  13.43
                                                                        --------      --------      ---------
Market value, end of period(e)                                          $ 15.12       $  16.57      $  14.49
                                                                        --------      --------      ---------
Total return(f)                                                            1.97%         27.33%         7.29%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                           1.00%          0.96%         0.87%(h)
 Net investment income before preferred share dividends                   11.60%         11.64%        11.62%(h)
 Preferred share dividends                                                 0.63%          0.39%         0.37%(h)
 Net investment income available to common shareowners                    10.97%         11.25%        11.25%(h)
Portfolio turnover                                                           54%            66%           49%
Net assets of common shareowners, end of period (in thousands)          $438,303      $433,556      $358,123
Preferred shares outstanding (in thousands)                             $151,000      $151,000      $101,000
Asset coverage per preferred share, end of period                       $97,569       $ 96,781      $113,647

   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended          Year
                                                                             9/30/06         Ended
                                                                           (unaudited)      3/31/06
Per Common Share Operating Performance
Average market value per preferred share                                   $  25,000       $ 25,000
Liquidation value, including dividends payable, per preferred share        $  25,038       $ 25,015
Ratios to average net assets of common shareowners before reimbursement of organization expenses
 Net expenses(g)                                                                1.01%(h)       0.99%
 Net investment income before preferred share dividends                        11.74%(h)      11.68%
 Preferred share dividends                                                      1.75%(h)       1.19%
 Net investment income available to common shareowners                          9.99%(h)      10.49%

                                                                             Year         Year       4/26/02 (b)
                                                                             Ended        Ended           to
                                                                            3/31/05      3/31/04       3/31/03
Per Common Share Operating Performance
Average market value per preferred share                                   $ 25,000     $ 25,000     $  25,000
Liquidation value, including dividends payable, per preferred share        $ 25,003     $ 25,000     $  25,003
Ratios to average net assets of common shareowners before reimbursement of organization expenses
 Net expenses(g)                                                               1.00%        0.96%         0.88%(h)
 Net investment income before preferred share dividends                       11.60%       11.64%        11.61%(h)
 Preferred share dividends                                                     0.63%        0.39%         0.37%(h)
 Net investment income available to common shareowners                        10.97%       11.25%        11.24%(h)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  Trust shares were first publicly offered on April 26, 2002.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d)  Amount is less than $0.01 per common share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(g) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(h)  Annualized.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 26, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust invests in below investment grade (high-yield) debt securities, loans and preferred stocks. Certain high-yield securities held by the Trust may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchanges where they are traded. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of September 30, 2006, the Trust had no fair valued securities. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

    Information regarding the Trust's principal risks is contained in the Trust's prospectus, with additional information included in the Trust's Shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. Under normal market conditions, the Trust invests at least 80% of its assets in below investment grade (high-yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in the high-yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. The distribution during the year ended March 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                                   $50,434,525
  Net long-term capital gains                                         5,722,891
                                                                    -----------
    Total taxable distribution                                      $56,157,416
                                                                    ===========
--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2006.

--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $ 11,104,072
  Long-term capital gain                                              1,430,792
  Dividends payable                                                     (91,490)
  Unrealized appreciation                                            38,553,750
                                                                   ------------
    Total                                                          $ 50,997,124
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on straddles and wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities and difference between book and tax in the accrual of income on securities in default.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of Unicredito Italiano S.p.A. ("Unicredito Italiano") manages the Trust's portfolio. Management fees are calculated weekly at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

preference of any outstanding preferred shares. At September 30, 2006, $288,516 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended September 30, 2006, the Trust recorded $77,864 as "Administrative reimbursements" on the Statement of Operations.

PIM has retained Princeton Administrators, LLC., to provide certain administrative services to the Trust on its behalf. PIM pays Princeton Administrators, LLC., a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000. Princeton Administrators, LLC receives no compensation directly from the Trust.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Forward Foreign Currency Contracts

During the six months ended September 30, 2006, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of contracts, the Trust may close out such contracts by entering into an offsetting hedge contract.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Open portfolio hedges at September 30, 2006 were as follows:

------------------------------------------------------------------------------------------
                 Net
              Contracts                                                           Net
            to (Deliver)/     In Exchange     Settlement                      Unrealized
 Currency      Receive          For US$          Date         US$ Value          Loss
------------------------------------------------------------------------------------------
  EURO       (16,800,000)    $ (21,230,160)    4/26/07      $ (21,491,749)    $ (261,589)
  EURO        16,800,000        21,836,304     4/26/07         21,491,749       (344,555)
  EURO       (16,800,000)      (21,851,088)    5/11/07        (21,502,896)       348,192
  EURO        (1,936,399)       (2,529,983)     8/3/07         (2,485,828)        44,155
                                                                              ----------
  Total                                                                       $ (213,797)
                                                                              ==========
------------------------------------------------------------------------------------------

As of September 30, 2006, the Trust had no outstanding forward cur rency settlement hedges.

5. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 27,000,668 common shares of beneficial interest outstanding at September 30, 2006 PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the six months ended September 30, 2006 and the year ended March 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                         9/2006         3/2006
                                                      ------------   -----------
  Shares outstanding at
   beginning of period                                26,931,420     26,823,948
  Reinvestment of distributions                           69,248        107,472
                                                      ----------     ----------
  Shares outstanding at
   end of period                                      27,000,668     26,931,420
                                                      ----------     ----------
--------------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2006, there were 6,040 AMPS as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 and Series TH7 are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on Series W28 are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 4.58% to 5.36% during the six months ended September 30, 2006.

Pioneer High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

6. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

7. Subsequent Events

Subsequent to September 30, 2006, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 31, 2006, to shareowners of record on October 17, 2006.

For the period October 1, 2006 to October 31, 2006, dividends declared on preferred shares totaled $653,967 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer High Income Trust
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING (unaudited)
--------------------------------------------------------------------------------

On September 21, 2006, Pioneer High Income Trust held its annual meeting of shareowners to elect Class I Trustees. All Class I Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class I Trustees.

--------------------------------------------------------------------------------
        Nominee                           Affirmative                 Withheld
--------------------------------------------------------------------------------
 Mary K. Bush                            25,367,675                  214,585
 Thomas J. Perna                         25,388,181                  194,079
 Marguerite A. Piret+                    3,894                       1
--------------------------------------------------------------------------------

+ Elected by Preferred Shares only

Pioneer High Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Osbert M. Hood, Executive
Mary K. Bush                                Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Osbert M. Hood                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, LLC

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                              1-800-710-0935

Or write to AST:

For                                              Write to

General inquiries, lost dividend checks,         American Stock
change of address, lost stock certificates,      Transfer & Trust
stock transfer                                   Operations Center
                                                 6201 15th Ave.
                                                 Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)                American Stock
                                                 Transfer & Trust
                                                 Wall Street Station
                                                 P.O. Box 922
                                                 New York, NY 10269-0560

Website                                          www.amstock.com

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.